DRY DOCK (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capitalized Amounts in Dry Dock [Abstract]
Original book value	$ 31,141	$ 23,699
Accumulated amortization	(20,162)	(19,461)
Net book value	10,979	4,238
Amortization expense	$ 3,409	$ 4,763	$ 4,078